Current income taxes Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income taxes Narrative [line items]
Unused tax loss carry-forward, tax credits and other (MAT NV)	€ 4,581	€ 1,570	€ 2,009
Unused notional interest deduction - expiration date 2018	315	315	402
Tax losses, notional interest deduction and other tax benefits	11,948	9,451	12,231
Deferred tax liabilities	€ 7,006	1,325	2,068
Innovation Income Deduction	85.00%
Deferred tax assets recognized	€ 0	€ 109	€ 906